Revenue from Contracts with Customers (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019
Contract liabilities	$ 170,449	$ 170,449
One Customer [Member] | Revenue [Member]
Concentration risk percentage	100.00%	100.00%	0.00%